Financial income and financial expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr 0	SFr 0	SFr (4,512)
Negative interest on financial assets held at amortized costs	(562)	(495)	(271)
Interest expense on leases	(43)	(53)	(24)
Other financial expenses	(14)	(8)	(9)
Finance costs	SFr (619)	SFr (556)	SFr (4,816)